FINANCIAL INSTRUMENTS - Disclosure of Analysis of Fair Value of Financial Instruments Measured at Fair Value on a Recurring Basis (Details) - GBP (£) £ in Millions	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Disclosure Of Fair Value Measurements Of Assets And Liabilities [Line Items]
Assets at fair value	£ 8,706	£ 10,725
Liabilities at fair value	2,215	1,772
Derivative financial instruments
Disclosure Of Fair Value Measurements Of Assets And Liabilities [Line Items]
Liabilities at fair value	1,154	717
Other financial liabilities at FVTPL
Disclosure Of Fair Value Measurements Of Assets And Liabilities [Line Items]
Liabilities at fair value	1,061	1,055
Derivative financial instruments
Disclosure Of Fair Value Measurements Of Assets And Liabilities [Line Items]
Assets at fair value	910	1,264
Other financial assets at FVTPL
Disclosure Of Fair Value Measurements Of Assets And Liabilities [Line Items]
Assets at fair value	415	421
Financial assets at FVOCI
Disclosure Of Fair Value Measurements Of Assets And Liabilities [Line Items]
Assets at fair value	7,381	9,040
Level 1
Disclosure Of Fair Value Measurements Of Assets And Liabilities [Line Items]
Assets at fair value	7,218	8,805
Liabilities at fair value	0	0
Level 1 | Derivative financial instruments
Disclosure Of Fair Value Measurements Of Assets And Liabilities [Line Items]
Liabilities at fair value	0	0
Level 1 | Other financial liabilities at FVTPL
Disclosure Of Fair Value Measurements Of Assets And Liabilities [Line Items]
Liabilities at fair value	0	0
Level 1 | Derivative financial instruments
Disclosure Of Fair Value Measurements Of Assets And Liabilities [Line Items]
Assets at fair value	0	0
Level 1 | Other financial assets at FVTPL
Disclosure Of Fair Value Measurements Of Assets And Liabilities [Line Items]
Assets at fair value	56	0
Level 1 | Financial assets at FVOCI
Disclosure Of Fair Value Measurements Of Assets And Liabilities [Line Items]
Assets at fair value	7,162	8,805
Level 2
Disclosure Of Fair Value Measurements Of Assets And Liabilities [Line Items]
Assets at fair value	1,376	1,764
Liabilities at fair value	2,201	1,758
Level 2 | Derivative financial instruments
Disclosure Of Fair Value Measurements Of Assets And Liabilities [Line Items]
Liabilities at fair value	1,140	703
Level 2 | Other financial liabilities at FVTPL
Disclosure Of Fair Value Measurements Of Assets And Liabilities [Line Items]
Liabilities at fair value	1,061	1,055
Level 2 | Derivative financial instruments
Disclosure Of Fair Value Measurements Of Assets And Liabilities [Line Items]
Assets at fair value	876	1,229
Level 2 | Other financial assets at FVTPL
Disclosure Of Fair Value Measurements Of Assets And Liabilities [Line Items]
Assets at fair value	281	334
Level 2 | Financial assets at FVOCI
Disclosure Of Fair Value Measurements Of Assets And Liabilities [Line Items]
Assets at fair value	219	201
Level 3
Disclosure Of Fair Value Measurements Of Assets And Liabilities [Line Items]
Assets at fair value	112	156
Liabilities at fair value	14	14
Level 3 | Derivative financial instruments
Disclosure Of Fair Value Measurements Of Assets And Liabilities [Line Items]
Liabilities at fair value	14	14
Level 3 | Other financial liabilities at FVTPL
Disclosure Of Fair Value Measurements Of Assets And Liabilities [Line Items]
Liabilities at fair value	0	0
Level 3 | Derivative financial instruments
Disclosure Of Fair Value Measurements Of Assets And Liabilities [Line Items]
Assets at fair value	34	35
Level 3 | Other financial assets at FVTPL
Disclosure Of Fair Value Measurements Of Assets And Liabilities [Line Items]
Assets at fair value	78	87
Level 3 | Financial assets at FVOCI
Disclosure Of Fair Value Measurements Of Assets And Liabilities [Line Items]
Assets at fair value	£ 0	£ 34
Exchange rate contracts | Derivative financial instruments
Disclosure Of Fair Value Measurements Of Assets And Liabilities [Line Items]
Valuation technique	A	A
Liabilities at fair value	£ 938	£ 432
Exchange rate contracts | Derivative financial instruments
Disclosure Of Fair Value Measurements Of Assets And Liabilities [Line Items]
Assets at fair value	£ 578	£ 990
Valuation technique	A	A
Exchange rate contracts | Level 1 | Derivative financial instruments
Disclosure Of Fair Value Measurements Of Assets And Liabilities [Line Items]
Liabilities at fair value	£ 0	£ 0
Exchange rate contracts | Level 1 | Derivative financial instruments
Disclosure Of Fair Value Measurements Of Assets And Liabilities [Line Items]
Assets at fair value	0	0
Exchange rate contracts | Level 2 | Derivative financial instruments
Disclosure Of Fair Value Measurements Of Assets And Liabilities [Line Items]
Liabilities at fair value	938	432
Exchange rate contracts | Level 2 | Derivative financial instruments
Disclosure Of Fair Value Measurements Of Assets And Liabilities [Line Items]
Assets at fair value	578	990
Exchange rate contracts | Level 3 | Derivative financial instruments
Disclosure Of Fair Value Measurements Of Assets And Liabilities [Line Items]
Liabilities at fair value	0	0
Exchange rate contracts | Level 3 | Derivative financial instruments
Disclosure Of Fair Value Measurements Of Assets And Liabilities [Line Items]
Assets at fair value	£ 0	£ 0
Interest rate contracts | Derivative financial instruments
Disclosure Of Fair Value Measurements Of Assets And Liabilities [Line Items]
Valuation technique	A & C	A & C
Liabilities at fair value	£ 1,452	£ 1,905
Interest rate contracts | Derivative financial instruments
Disclosure Of Fair Value Measurements Of Assets And Liabilities [Line Items]
Assets at fair value	£ 1,319	£ 1,690
Valuation technique	A & C	A & C
Interest rate contracts | Level 1 | Derivative financial instruments
Disclosure Of Fair Value Measurements Of Assets And Liabilities [Line Items]
Liabilities at fair value	£ 0	£ 0
Interest rate contracts | Level 1 | Derivative financial instruments
Disclosure Of Fair Value Measurements Of Assets And Liabilities [Line Items]
Assets at fair value	0	0
Interest rate contracts | Level 2 | Derivative financial instruments
Disclosure Of Fair Value Measurements Of Assets And Liabilities [Line Items]
Liabilities at fair value	1,452	1,905
Interest rate contracts | Level 2 | Derivative financial instruments
Disclosure Of Fair Value Measurements Of Assets And Liabilities [Line Items]
Assets at fair value	1,319	1,690
Interest rate contracts | Level 3 | Derivative financial instruments
Disclosure Of Fair Value Measurements Of Assets And Liabilities [Line Items]
Liabilities at fair value	0	0
Interest rate contracts | Level 3 | Derivative financial instruments
Disclosure Of Fair Value Measurements Of Assets And Liabilities [Line Items]
Assets at fair value	£ 0	£ 0
Inflation rate contracts | Derivative financial instruments
Disclosure Of Fair Value Measurements Of Assets And Liabilities [Line Items]
Valuation technique	A	A
Liabilities at fair value	£ 32	£ 0
Inflation rate contracts | Derivative financial instruments
Disclosure Of Fair Value Measurements Of Assets And Liabilities [Line Items]
Assets at fair value	£ 116	£ 70
Valuation technique	A	A
Inflation rate contracts | Level 1 | Derivative financial instruments
Disclosure Of Fair Value Measurements Of Assets And Liabilities [Line Items]
Liabilities at fair value	£ 0	£ 0
Inflation rate contracts | Level 1 | Derivative financial instruments
Disclosure Of Fair Value Measurements Of Assets And Liabilities [Line Items]
Assets at fair value	0	0
Inflation rate contracts | Level 2 | Derivative financial instruments
Disclosure Of Fair Value Measurements Of Assets And Liabilities [Line Items]
Liabilities at fair value	32	0
Inflation rate contracts | Level 2 | Derivative financial instruments
Disclosure Of Fair Value Measurements Of Assets And Liabilities [Line Items]
Assets at fair value	116	70
Inflation rate contracts | Level 3 | Derivative financial instruments
Disclosure Of Fair Value Measurements Of Assets And Liabilities [Line Items]
Liabilities at fair value	0	0
Inflation rate contracts | Level 3 | Derivative financial instruments
Disclosure Of Fair Value Measurements Of Assets And Liabilities [Line Items]
Assets at fair value	£ 0	£ 0
Equity and credit contracts | Derivative financial instruments
Disclosure Of Fair Value Measurements Of Assets And Liabilities [Line Items]
Valuation technique	B & D	B & D
Liabilities at fair value	£ 22	£ 23
Equity and credit contracts | Derivative financial instruments
Disclosure Of Fair Value Measurements Of Assets And Liabilities [Line Items]
Assets at fair value	£ 187	£ 157
Valuation technique	B & D	B & D
Equity and credit contracts | Level 1 | Derivative financial instruments
Disclosure Of Fair Value Measurements Of Assets And Liabilities [Line Items]
Liabilities at fair value	£ 0	£ 0
Equity and credit contracts | Level 1 | Derivative financial instruments
Disclosure Of Fair Value Measurements Of Assets And Liabilities [Line Items]
Assets at fair value	0	0
Equity and credit contracts | Level 2 | Derivative financial instruments
Disclosure Of Fair Value Measurements Of Assets And Liabilities [Line Items]
Liabilities at fair value	8	9
Equity and credit contracts | Level 2 | Derivative financial instruments
Disclosure Of Fair Value Measurements Of Assets And Liabilities [Line Items]
Assets at fair value	153	122
Equity and credit contracts | Level 3 | Derivative financial instruments
Disclosure Of Fair Value Measurements Of Assets And Liabilities [Line Items]
Liabilities at fair value	14	14
Equity and credit contracts | Level 3 | Derivative financial instruments
Disclosure Of Fair Value Measurements Of Assets And Liabilities [Line Items]
Assets at fair value	34	35
Netting | Derivative financial instruments
Disclosure Of Fair Value Measurements Of Assets And Liabilities [Line Items]
Liabilities at fair value	(1,290)	(1,643)
Netting | Derivative financial instruments
Disclosure Of Fair Value Measurements Of Assets And Liabilities [Line Items]
Assets at fair value	(1,290)	(1,643)
Netting | Level 1 | Derivative financial instruments
Disclosure Of Fair Value Measurements Of Assets And Liabilities [Line Items]
Liabilities at fair value	0	0
Netting | Level 1 | Derivative financial instruments
Disclosure Of Fair Value Measurements Of Assets And Liabilities [Line Items]
Assets at fair value	0	0
Netting | Level 2 | Derivative financial instruments
Disclosure Of Fair Value Measurements Of Assets And Liabilities [Line Items]
Liabilities at fair value	(1,290)	(1,643)
Netting | Level 2 | Derivative financial instruments
Disclosure Of Fair Value Measurements Of Assets And Liabilities [Line Items]
Assets at fair value	(1,290)	(1,643)
Netting | Level 3 | Derivative financial instruments
Disclosure Of Fair Value Measurements Of Assets And Liabilities [Line Items]
Liabilities at fair value	0	0
Netting | Level 3 | Derivative financial instruments
Disclosure Of Fair Value Measurements Of Assets And Liabilities [Line Items]
Assets at fair value	0	0
Loans and advances to customers | Other financial assets at FVTPL
Disclosure Of Fair Value Measurements Of Assets And Liabilities [Line Items]
Assets at fair value	£ 321	£ 322
Valuation technique	A	A
Loans and advances to customers | Level 1 | Other financial assets at FVTPL
Disclosure Of Fair Value Measurements Of Assets And Liabilities [Line Items]
Assets at fair value	£ 0	£ 0
Loans and advances to customers | Level 2 | Other financial assets at FVTPL
Disclosure Of Fair Value Measurements Of Assets And Liabilities [Line Items]
Assets at fair value	281	278
Loans and advances to customers | Level 3 | Other financial assets at FVTPL
Disclosure Of Fair Value Measurements Of Assets And Liabilities [Line Items]
Assets at fair value	40	44
Debt securities | Other financial assets at FVTPL
Disclosure Of Fair Value Measurements Of Assets And Liabilities [Line Items]
Assets at fair value	£ 84	£ 92
Valuation technique	A, B & D	A, B & D
Debt securities | Financial assets at FVOCI
Disclosure Of Fair Value Measurements Of Assets And Liabilities [Line Items]
Assets at fair value	£ 7,381	£ 9,040
Valuation technique	D	D
Debt securities | Level 1 | Other financial assets at FVTPL
Disclosure Of Fair Value Measurements Of Assets And Liabilities [Line Items]
Assets at fair value	£ 56	£ 0
Debt securities | Level 1 | Financial assets at FVOCI
Disclosure Of Fair Value Measurements Of Assets And Liabilities [Line Items]
Assets at fair value	7,162	8,805
Debt securities | Level 2 | Other financial assets at FVTPL
Disclosure Of Fair Value Measurements Of Assets And Liabilities [Line Items]
Assets at fair value	0	56
Debt securities | Level 2 | Financial assets at FVOCI
Disclosure Of Fair Value Measurements Of Assets And Liabilities [Line Items]
Assets at fair value	219	201
Debt securities | Level 3 | Other financial assets at FVTPL
Disclosure Of Fair Value Measurements Of Assets And Liabilities [Line Items]
Assets at fair value	28	36
Debt securities | Level 3 | Financial assets at FVOCI
Disclosure Of Fair Value Measurements Of Assets And Liabilities [Line Items]
Assets at fair value	0	34
Equity securities | Other financial assets at FVTPL
Disclosure Of Fair Value Measurements Of Assets And Liabilities [Line Items]
Assets at fair value	£ 10	£ 7
Valuation technique	B	B
Equity securities | Level 1 | Other financial assets at FVTPL
Disclosure Of Fair Value Measurements Of Assets And Liabilities [Line Items]
Assets at fair value	£ 0	£ 0
Equity securities | Level 2 | Other financial assets at FVTPL
Disclosure Of Fair Value Measurements Of Assets And Liabilities [Line Items]
Assets at fair value	0	0
Equity securities | Level 3 | Other financial assets at FVTPL
Disclosure Of Fair Value Measurements Of Assets And Liabilities [Line Items]
Assets at fair value	£ 10	£ 7
Debt securities in issue | Other financial liabilities at FVTPL
Disclosure Of Fair Value Measurements Of Assets And Liabilities [Line Items]
Valuation technique	A	A
Liabilities at fair value	£ 331	£ 355
Debt securities in issue | Level 1 | Other financial liabilities at FVTPL
Disclosure Of Fair Value Measurements Of Assets And Liabilities [Line Items]
Liabilities at fair value	0	0
Debt securities in issue | Level 2 | Other financial liabilities at FVTPL
Disclosure Of Fair Value Measurements Of Assets And Liabilities [Line Items]
Liabilities at fair value	331	355
Debt securities in issue | Level 3 | Other financial liabilities at FVTPL
Disclosure Of Fair Value Measurements Of Assets And Liabilities [Line Items]
Liabilities at fair value	£ 0	£ 0
Structured deposits | Other financial liabilities at FVTPL
Disclosure Of Fair Value Measurements Of Assets And Liabilities [Line Items]
Valuation technique	A	A
Liabilities at fair value	£ 639	£ 605
Structured deposits | Level 1 | Other financial liabilities at FVTPL
Disclosure Of Fair Value Measurements Of Assets And Liabilities [Line Items]
Liabilities at fair value	0	0
Structured deposits | Level 2 | Other financial liabilities at FVTPL
Disclosure Of Fair Value Measurements Of Assets And Liabilities [Line Items]
Liabilities at fair value	639	605
Structured deposits | Level 3 | Other financial liabilities at FVTPL
Disclosure Of Fair Value Measurements Of Assets And Liabilities [Line Items]
Liabilities at fair value	£ 0	£ 0
Zero Amortising Guaranteed Notes | Other financial liabilities at FVTPL
Disclosure Of Fair Value Measurements Of Assets And Liabilities [Line Items]
Valuation technique	D	D
Liabilities at fair value	£ 91	£ 95
Zero Amortising Guaranteed Notes | Level 1 | Other financial liabilities at FVTPL
Disclosure Of Fair Value Measurements Of Assets And Liabilities [Line Items]
Liabilities at fair value	0	0
Zero Amortising Guaranteed Notes | Level 2 | Other financial liabilities at FVTPL
Disclosure Of Fair Value Measurements Of Assets And Liabilities [Line Items]
Liabilities at fair value	91	95
Zero Amortising Guaranteed Notes | Level 3 | Other financial liabilities at FVTPL
Disclosure Of Fair Value Measurements Of Assets And Liabilities [Line Items]
Liabilities at fair value	£ 0	£ 0